Cover	Aug. 01, 2025
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends Item 2.01 and Item 9.01 of the Current Report on Form 8-K originally filed by Uniti Group Inc. (the “Company”) on August 1, 2025 (the “Original 8-K”), as amended by the Current Report on Form 8-K filed by the Company on September 18, 2025 (“Amendment No. 1”), in which the Company reported, among other things, the consummation of the merger (the “Merger”) between Uniti Group LLC (formerly known as Uniti Group Inc. (“Legacy Uniti”)) and New Windstream, LLC (as successor to Windstream Holdings II, LLC (“Windstream”)) pursuant to that certain Agreement and Plan of Merger dated as of May 3, 2024, by and between Legacy Uniti, Windstream, New Uniti HoldCo LP and New Windstream Merger Sub, LLC, as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated as of July 17, 2024. As a result of the Merger, Legacy Uniti and Windstream became wholly owned subsidiaries of the Company.
Document Period End Date	Aug. 01, 2025
Entity File Number	001-42779
Entity Registrant Name	Uniti Group Inc.
Entity Central Index Key	0002020795
Entity Tax Identification Number	85-2262564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false